Income taxes - Income tax liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Income taxes [Abstract]
Uncertain Tax Positions ¹	€ (70)	€ 0
Income tax payable	(104)	(71)
Income tax liabilities	€ (174)	€ (71)